UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/14 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (30.7%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$399,581	$353,629

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			25,000	22,813

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			3,314,000	3,198,010

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,518,407	1,351,382

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,369,791	1,212,265

Austria (Republic of) sr. unsec. unsub. bonds 3 1/2s, 2021 (Austria)		EUR	1,970,000	3,119,140

Belgium (Government of) sr. unsec. unsub. bonds 4 1/4s, 2022 (Belgium)		EUR	4,110,000	6,835,067

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019 (Brazil)			$100,000	113,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	530,660

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		units	790	323,255

Canada (Government of) bonds 5s, 2037 (Canada)		CAD	200,000	256,127

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			$200,000	214,750

France (Government of) unsec. bonds 4 1/2s, 2041 (France)		EUR	469,000	882,229

France (Government of) unsec. bonds 3 1/4s, 2021 (France)		EUR	3,329,000	5,188,939

Germany (Federal Republic of) unsec. bonds 2 1/2s, 2044 (Germany)		EUR	1,410,000	2,074,865

Germany (Federal Republic of) unsec. bonds 1 3/4s, 2022 (Germany)		EUR	4,840,000	6,939,080

Germany (Federal Republic of) unsec. bonds Ser. 2007, 4 1/4s, 2017 (Germany)		EUR	2,750,000	4,132,302

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			$62,000	65,527

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			168,573	163,199

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	1,116,000	1,526,884

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	841,000	1,122,076

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	255,294	223,075

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	28,208	24,645

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	192,883	170,062

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	209,696	186,994

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	156,727	139,739

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	123,946	111,759

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	247,110	224,683

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	81,475	74,755

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	794,541	739,974

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	244,903	231,176

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	461,185	439,893

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	132,416	128,737

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	543,365	547,048

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	1,325,812	1,379,732

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	189,058	204,354

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	599,884	663,168

Hungary (Government of) sr. unsec. unsub. notes 5 3/8s, 2024 (Hungary)			$470,000	497,025

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			285,000	269,308

Ireland (Republic of) unsec. bonds 5s, 2020 (Ireland)		EUR	1,070,000	1,754,229

Italy (Republic of) sr. unsec. bonds 4 3/4s, 2023 (Italy)		EUR	2,440,000	3,863,725

Italy (Republic of) unsec. bonds 4 1/2s, 2023 (Italy)		EUR	4,794,000	7,464,486

Italy (Republic of) unsec. bonds 4 1/2s, 2018 (Italy)		EUR	4,114,000	6,253,098

Italy (Republic of) unsec. bonds 3 3/4s, 2016 (Italy)		EUR	2,180,000	3,105,924

Japan (Government of) sr. unsec. unsub. bonds 2.3s, 2040 (Japan)		JPY	311,300,000	3,474,249

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021 (Japan)		JPY	1,377,000,000	14,063,699

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036 (Japan)		JPY	106,000,000	1,222,238

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$250,000	264,123

Mexican (Government of) unsec. bonds 8s, 2020 (Mexico)		MXN	23,397,000	2,023,628

Ontario (Province of) bonds 4s, 2021 (Canada)		CAD	1,690,000	1,695,688

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			$235,000	261,731

Poland (Republic of) unsec. bonds 3 1/4s, 2019 (Poland)		PLN	6,285,000	2,054,192

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			$600,000	600,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			82,200	93,050

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			200,000	206,090

South Africa (Republic of) sr. unsec. unsub. bonds 8s, 2018 (South Africa)		ZAR	14,180,000	1,349,950

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			$1,600,000	1,632,000

Spain (Kingdom of) sr. unsec. bonds 4.4s, 2023 (Spain)		EUR	1,831,000	2,848,453

Spain (Kingdom of) sr. unsec. unsub. bonds 5.85s, 2022 (Spain)		EUR	1,160,000	1,969,256

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022 (Sweden)		SEK	1,500,000	251,692

Switzerland (Government of) bonds 2s, 2021 (Switzerland)		CHF	600,000	736,935

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			$375,000	379,688

United Kingdom Treasury unsec. bonds 4s, 2060 (United Kingdom)		GBP	1,460,000	2,899,926

United Kingdom Treasury unsec. bonds 3 3/4s, 2019 (United Kingdom)		GBP	350,000	640,860

Total foreign government and agency bonds and notes (cost $102,812,530)				$106,990,236

CORPORATE BONDS AND NOTES (27.8%)(a)
			Principal amount	Value

Basic materials (1.4%)

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			$160,000	$173,200

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			420,000	446,064

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			285,000	302,355

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			4,000	4,859

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			175,000	171,329

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			120,000	164,754

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			305,000	348,961

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			360,000	395,986

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			465,000	474,812

International Paper Co. sr. unsec. notes 8.7s, 2038			120,000	178,075

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			311,000	317,035

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			160,000	166,131

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			99,000	111,308

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			41,000	45,773

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			160,000	170,264

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			120,000	122,973

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019			260,000	314,516

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			105,000	113,667

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			180,000	205,754

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			140,000	178,968

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			300,000	405,351

				4,812,135
Capital goods (0.2%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			105,000	99,225

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			253,000	351,203

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			50,000	51,842

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			105,000	148,511

				650,781
Communication services (2.2%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			100,000	117,734

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	204,840

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)			125,000	129,561

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028			310,000	314,650

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			75,000	96,219

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			190,000	210,186

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			115,000	161,609

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			125,000	159,801

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)			555,000	629,142

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			487,000	559,878

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			80,000	94,392

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			215,000	206,237

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			350,000	372,807

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			270,000	285,141

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			580,000	805,832

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			800,000	776,000

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			340,000	382,736

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			300,000	316,869

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			17,000	22,673

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2019			60,000	76,314

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			38,000	55,437

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			127,000	169,700

Verizon Communications, Inc. sr. unsec. unsub. notes 7 3/4s, 2030			110,000	152,075

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			350,000	434,004

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			28,800	738,144

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			315,000	334,345

				7,806,326
Consumer cyclicals (2.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			115,000	160,198

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			475,000	569,300

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 3s, 2022			71,000	68,676

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			85,000	97,434

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			61,000	66,871

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			565,000	562,659

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			170,000	224,885

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			425,000	448,375

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			105,000	99,959

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			235,000	264,729

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			1,110,000	1,731,327

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			247,000	327,405

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			15,000	20,423

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			265,000	300,113

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			171,000	170,786

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			244,000	246,745

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			30,000	30,450

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			94,000	105,675

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			215,000	260,641

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)			250,000	248,940

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			61,000	70,218

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			29,000	32,058

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			160,000	155,521

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			145,000	161,675

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			220,000	231,000

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			175,000	220,328

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			105,000	128,941

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			30,000	31,784

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			1,600,000	1,580,893

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			101,000	104,161

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			150,000	152,466

Owens Corning company guaranty sr. unsec. notes 9s, 2019			15,000	18,782

QVC, Inc. company guaranty sr. notes 4.85s, 2024			260,000	270,229

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			215,000	295,780

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			65,000	66,138

				9,525,565
Consumer staples (1.6%)

Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039			21,000	35,358

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			40,000	51,847

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			29,000	38,013

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			105,000	107,028

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			385,000	368,011

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			154,000	237,265

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			230,000	248,312

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			50,000	66,505

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			75,000	73,875

CVS Pass-Through Trust sr. notes 6.036s, 2028			63,094	72,518

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			316,358	398,189

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			81,000	85,287

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			85,000	111,698

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			1,030,000	1,033,270

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			500,000	486,725

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			550,000	546,084

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			377,000	362,941

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			589,000	742,831

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			205,000	221,076

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			200,000	201,669

				5,488,502
Energy (1.9%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			110,000	115,775

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			455,000	616,742

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			165,000	207,018

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	209,857

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			140,000	153,562

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			405,000	400,201

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			185,000	259,024

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			310,000	285,975

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			45,000	54,621

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			330,000	321,083

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			160,000	182,436

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	192,000

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			25,000	26,390

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			55,000	63,573

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			225,000	231,764

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			185,000	190,345

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			300,000	252,000

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			30,000	17,970

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			11,000	9,683

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			99,000	98,504

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			140,000	130,375

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			75,000	46,350

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			274,000	309,620

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			425,000	613,748

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			20,000	22,410

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			75,000	85,447

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			165,000	187,039

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			10,000	12,091

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			365,000	563,652

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			675,000	672,523

Williams Partners LP sr. unsec. notes 5.4s, 2044			45,000	48,257

Williams Partners LP sr. unsec. notes 4.3s, 2024			45,000	46,623

				6,626,658
Financials (11.4%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			295,000	392,059

Aflac, Inc. sr. unsec. notes 6.45s, 2040			108,000	136,553

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			414,000	571,838

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			545,000	516,411

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			465,000	474,293

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			550,000	651,810

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			270,000	322,724

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			485,000	517,738

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			435,000	444,440

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			1,765,000	1,738,525

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			395,000	410,800

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			230,000	271,121

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			335,000	329,972

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, perpetual maturity (France)			300,000	346,875

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			593,000	604,860

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			210,000	228,564

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			215,000	225,306

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			585,000	639,079

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			456,000	486,274

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			245,000	243,516

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			5,000	6,326

CNA Financial Corp. unsec. notes 6 1/2s, 2016			260,000	288,032

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			320,000	375,807

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			105,000	117,731

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)			865,000	1,159,965

Credit Agricole SA 144A jr. unsec. sub. FRN notes 7 7/8s, perpetual maturity (France)			735,000	780,754

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)			340,000	375,700

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			200,000	219,500

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			380,000	477,165

Dresdner Funding Trust I 144A bonds 8.151s, 2031			1,000,000	1,197,500

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			270,000	319,828

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)			150,000	154,575

EPR Properties unsec. notes 5 1/4s, 2023(R)			285,000	301,591

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			116,000	110,374

GE Capital Trust IV 144A unsec. sub. FRB bonds 4 5/8s, 2066		EUR	90,000	125,497

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			$830,000	1,096,203

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			788,000	717,080

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			195,000	235,224

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			11,000	13,101

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			220,000	259,600

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			300,000	335,463

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			250,000	341,987

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			570,000	852,150

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			200,000	207,500

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			685,000	764,465

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,031,000	1,150,423

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			220,000	238,700

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			390,000	396,825

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			630,000	623,246

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.224s, 2047			964,000	797,710

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			650,000	770,250

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			265,000	280,900

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			212,000	222,600

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			530,000	584,325

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			635,000	1,002,528

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			220,000	278,300

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			125,000	140,100

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			155,000	160,995

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016			100,000	109,726

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			205,000	220,375

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			35,000	35,747

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			45,000	69,549

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			815,000	880,711

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			30,000	31,452

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			90,000	97,768

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			445,000	489,500

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			90,000	96,300

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			268,000	272,020

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			85,000	109,314

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			80,000	85,720

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			430,000	429,934

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)			820,000	956,325

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	634,063

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			470,000	504,615

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			275,000	271,563

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			450,000	447,188

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)			650,000	674,482

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			270,000	291,798

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			200,000	209,250

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			330,000	365,175

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, perpetual maturity (United Kingdom)			100,000	114,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.231s, 2037			550,000	475,750

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			85,000	98,810

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039			210,000	278,299

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			170,000	232,117

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			500,000	473,750

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			100,000	102,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			699,000	684,146

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			100,000	102,500

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038			930,000	1,255,392

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			405,000	453,128

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024			725,000	746,982

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			300,000	321,750

				39,654,477
Health care (0.2%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			200,000	262,293

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			120,000	127,800

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			135,000	145,463

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			100,000	102,800

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			175,000	212,976

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			28,000	30,065

				881,397
Supra-nation (2.0%)

Asian Development Bank sr. unsec. unsub. notes Ser. MTN, 5 1/2s, 2016 (Supra-Nation)		AUD	2,150,000	2,079,812

European Investment Bank sr. unsec. unsub. bonds 5 5/8s, 2032 (Luxembourg)		GBP	1,900,000	4,154,606

European Investment Bank sr. unsec. unsub. notes 4 1/8s, 2024 (Luxembourg)		EUR	450,000	758,223

				6,992,641
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			$435,000	437,640

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			95,000	94,907

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			145,000	152,613

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			230,000	243,567

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			100,000	117,750

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			225,000	225,563

				1,272,040
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			295,000	338,513

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			10,000	11,959

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			55,365	59,412

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			77,344	82,302

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			104,250	121,973

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			39,000	37,354

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			76,000	72,714

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			140,000	168,349

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			169,152	196,216

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			165,000	164,588

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			32,808	36,171

				1,289,551
Utilities and power (3.4%)

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			65,000	67,173

Beaver Valley Funding Corp. sr. bonds 9s, 2017			20,000	21,012

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			405,000	520,026

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			65,000	63,932

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			165,000	168,165

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			360,000	374,868

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			335,000	364,497

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			105,000	147,274

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			95,000	110,350

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			375,000	390,000

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			465,000	615,202

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,114,000	1,131,969

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			175,000	195,741

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			515,000	603,841

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			210,000	231,169

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)			605,000	639,754

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			125,000	128,916

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			830,000	840,632

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s, 2016 (Finland)		EUR	255,000	366,340

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			$155,000	190,841

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			125,000	138,672

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			40,000	40,141

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			357,000	361,909

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			370,000	494,231

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			195,000	230,186

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			270,000	290,444

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			640,000	717,319

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			240,000	252,181

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			20,000	22,837

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			530,000	672,315

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			340,000	354,280

West Penn Power Co. 144A sr. bonds 5.95s, 2017			170,000	190,980

Westar Energy, Inc. sr. mtge. bonds 8 5/8s, 2018			145,000	184,044

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042			35,000	35,016

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			830,000	855,025

				12,011,282

Total corporate bonds and notes (cost $90,721,088)				$97,011,355

MORTGAGE-BACKED SECURITIES (25.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (8.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.992s, 2032			$74,948	$110,320
IFB Ser. 3408, Class EK, 25.181s, 2037			27,028	38,969
IFB Ser. 3072, Class SM, 23.239s, 2035			79,355	112,445
IFB Ser. 3072, Class SB, 23.093s, 2035			71,258	100,282
IFB Ser. 3249, Class PS, 21.773s, 2036			55,235	74,801
IFB Ser. 3065, Class DC, 19.404s, 2035			85,708	121,255
IFB Ser. 2990, Class LB, 16.557s, 2034			78,682	101,687
IFB Ser. 4218, Class SB, IO, 6.048s, 2041			2,183,090	378,286
IFB Ser. 4139, Class SA, IO, 5.998s, 2042			1,815,664	428,479
IFB Ser. 4105, Class LS, IO, 5.998s, 2041			1,238,735	221,213
IFB Ser. 4143, Class DS, IO, 5.968s, 2042			2,276,760	532,611
IFB Ser. 4240, Class SA, IO, 5.848s, 2043			3,230,740	730,373
IFB Ser. 271, Class S5, IO, 5.848s, 2042			4,196,409	951,242
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			4,798,613	1,138,699
IFB Ser. 311, Class S1, IO, 5.798s, 2043			4,147,952	943,153
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044			693,474	156,808
IFB Ser. 314, Class AS, IO, 5.738s, 2043			1,645,721	380,261
Ser. 3707, Class PI, IO, 4 1/2s, 2025			501,124	47,286
Ser. 4193, Class PI, IO, 4s, 2043			2,438,099	426,671
Ser. 304, Class C53, IO, 4s, 2032			4,797,216	865,370
Ser. 4369, Class IA, IO, 3 1/2s, 2044			2,834,010	647,394
Ser. 4141, Class PI, IO, 3s, 2042			3,951,301	548,717
Ser. 4165, Class TI, IO, 3s, 2042			10,424,035	1,451,026
Ser. 13-4206, Class IP, IO, 3s, 2041			3,389,911	455,096
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028			4,899,909	544,772
Ser. 3300, PO, zero %, 2037			7,977	7,081
FRB Ser. 3326, Class WF, zero %, 2035			2,592	2,151

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.998s, 2036			65,332	99,802
IFB Ser. 07-53, Class SP, 23.632s, 2037			68,234	99,821
IFB Ser. 05-75, Class GS, 19.785s, 2035			61,450	81,254
IFB Ser. 10-46, Class SB, IO, 6.295s, 2040			997,978	166,133
IFB Ser. 13-128, Class SA, IO, 5.845s, 2043			3,450,979	794,933
Ser. 13-98, Class SA, IO, 5.795s, 2043			1,940,574	451,377
IFB Ser. 13-102, Class SH, IO, 5.745s, 2043			2,003,906	456,490
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,008,808	114,046
Ser. 418, Class C24, IO, 4s, 2043			2,493,976	592,319
Ser. 409, Class C16, IO, 4s, 2040			1,225,901	283,684
Ser. 418, Class C15, IO, 3 1/2s, 2043			2,597,263	583,775
Ser. 12-124, Class JI, 3 1/2s, 2042			2,650,727	411,684
Ser. 13-55, Class IK, IO, 3s, 2043			2,226,352	322,153
Ser. 13-35, Class IP, IO, 3s, 2042			5,760,178	688,521
Ser. 13-55, Class PI, IO, 3s, 2042			5,826,079	754,011
Ser. 13-23, Class PI, IO, 3s, 2041			7,604,837	750,521
Ser. 14-28, Class AI, IO, 3s, 2040			4,146,505	653,075
Ser. 13-55, Class MI, IO, 3s, 2032			3,394,568	457,724
Ser. 03-W10, Class 1, IO, 1.066s, 2043			560,176	15,361
Ser. 07-64, Class LO, PO, zero %, 2037			14,032	12,358

Government National Mortgage Association
IFB Ser. 12-26, Class SP, IO, 6.494s, 2042			2,222,572	520,682
IFB Ser. 11-11, Class PS, IO, 6.444s, 2040			1,449,399	220,900
IFB Ser. 10-171, Class SB, IO, 6.298s, 2040			3,196,636	590,419
IFB Ser. 13-124, Class SC, IO, 6.044s, 2041			2,665,536	426,484
IFB Ser. 13-129, Class CS, IO, 5.994s, 2042			2,325,955	392,109
IFB Ser. 10-20, Class SC, IO, 5.994s, 2040			2,397,598	426,437
IFB Ser. 11-146, Class AS, IO, 5.948s, 2041			2,251,153	463,245
Ser. 14-58, Class SA, IO, 5.944s, 2044			2,980,745	490,959
IFB Ser. 14-90, Class HS, IO, 5.944s, 2044			1,900,877	461,191
IFB Ser. 10-151, Class SA, IO, 5.894s, 2040			1,059,501	186,557
Ser. 10-35, Class UI, IO, 5s, 2040			1,137,689	259,243
Ser. 10-9, Class UI, IO, 5s, 2040			1,381,345	313,208
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,553,111	333,562
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			1,965,153	357,854
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			3,234,275	607,526
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			5,822,289	1,244,104
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			2,748,870	302,303
Ser. 13-24, Class PI, IO, 4s, 2042			1,115,483	205,695
Ser. 13-49, Class OI, IO, 3 1/2s, 2043			3,085,785	570,006
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,182,110	338,183
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			2,697,529	334,143
Ser. 13-53, Class PI, IO, 3s, 2041			5,458,530	677,676
Ser. 14-44, Class IC, IO, 3s, 2028			7,120,540	859,951

				29,887,927
Commercial mortgage-backed securities (12.7%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-2, Class A2, 5.622s, 2049(F)			55,411	55,610
Ser. 06-6, Class AJ, 5.421s, 2045			945,000	983,224
Ser. 06-5, Class A2, 5.317s, 2047			742,943	745,445
Ser. 05-4, Class B, 5.118s, 2045			423,000	427,230

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.373s, 2051			6,197,244	56,513

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 04-4, Class XC, IO, 0.67s, 2042			401,473	1,004

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 2023		CAD	2,538,903	1
Ser. 07-CD1A, IO, zero %, 2021		CAD	2,208,519	1

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.433s, 2039			$471,000	478,395
FRB Ser. 06-PW11, Class C, 5.433s, 2039			403,000	404,814
Ser. 06-PW14, Class X1, IO, 0.639s, 2038			5,323,114	76,546

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.559s, 2047			329,000	348,592
FRB Ser. 11-C1, Class E, 5.545s, 2044			363,000	381,186

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.878s, 2045			912,000	913,094
Ser. 06-C5, Class XC, IO, 0.537s, 2049			37,633,501	462,892

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.374s, 2049			5,892,149	39,477
Ser. 07-CD5, Class XS, IO, 0.05s, 2044			4,525,696	20,104

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			841,000	893,226
FRB Ser. 05-LP5, Class D, 5.081s, 2043			802,000	821,875
FRB Ser. 14-CR18, Class C, 4.74s, 2047			700,000	731,898
Ser. 12-CR1, Class XA, IO, 2.211s, 2045			3,081,757	343,049
Ser. 12-CR3, Class XA, IO, 2.184s, 2045			4,947,697	584,556
Ser. 14-UBS2, Class XA, IO, 1.438s, 2047			3,726,489	351,504

COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class E, 3.719s, 2046			489,000	359,053
FRB Ser. 07-C9, Class AJFL, 0.843s, 2049			964,000	901,918

Credit Suisse Commercial Mortgage Trust 144A
Ser. 06-C4, Class AX, IO, 0.574s, 2039			7,966,601	84,406
Ser. 07-C2, Class AX, IO, 0.063s, 2049			8,492,818	38,806

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			164,455	180,900
Ser. 03-C3, Class AX, IO, 1.564s, 2038			122,247	1

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			357,608	360,290

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			395,000	419,914

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			569,000	576,944

GE Capital Commercial Mortgage Corp. 144A Ser. 07-C1, Class XC, IO, 0.206s, 2049			32,374,645	178,838

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			1,126,000	1,142,665

GS Mortgage Securities Trust
Ser. 05-GG4, Class AJ, 4.782s, 2039(F)			1,000,000	1,010,976
Ser. 13-GC10, Class XA, IO, 1.747s, 2046			10,628,347	1,088,130

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030(F)			4,785	4,780
FRB Ser. 13-GC10, Class E, 4.415s, 2046			650,000	550,030
FRB Ser. GC10, Class D, 4.415s, 2046			983,000	906,031

JPMBB Commercial Mortgage Securities Trust Ser. 13-C12, Class XA, IO, 0.912s, 2045			34,989,607	1,531,985

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			445,000	465,559
FRB Ser. 07-LD12, Class A3, 5.95s, 2051			337,970	337,499
FRB Ser. 06-LDP7, Class B, 5.866s, 2045			914,000	789,248
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045			2,184,000	2,291,453
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			406,000	414,079
FRB Ser. 13-C10, Class C, 4.16s, 2047			758,000	767,986
Ser. 13-C16, Class XA, IO, 1.373s, 2046			9,846,850	704,503
Ser. 06-LDP8, Class X, IO, 0.538s, 2045			1,961,761	19,164
Ser. 06-CB17, Class X, IO, 0.476s, 2043			21,727,600	224,924
Ser. 07-LDPX, Class X, IO, 0.301s, 2049			14,855,059	126,476

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.176s, 2051			569,000	583,383
FRB Ser. 07-CB20, Class C, 6.176s, 2051			401,000	376,587
FRB Ser. 12-C6, Class E, 5.201s, 2045			757,000	780,830
FRB Ser. 12-C8, Class D, 4.667s, 2045			2,300,000	2,371,429
FRB Ser. 12-LC9, Class D, 4.426s, 2047			474,000	479,619
Ser. 07-CB20, Class X1, IO, 0.135s, 2051			6,734,991	60,871

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			119,000	126,402

LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class C, 5.35s, 2040			763,000	776,581
Ser. 06-C7, Class A2, 5.3s, 2038			515,283	525,409
Ser. 04-C6, Class E, 5.177s, 2036			431,000	430,741
Ser. 04-C8, Class D, 4.946s, 2039			468,000	471,510
Ser. 05-C1, Class D, 4.856s, 2040			518,000	526,495
Ser. 07-C2, Class XW, IO, 0.539s, 2040			798,751	11,053

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C6, Class XCL, IO, 0.675s, 2039			25,033,849	341,161
Ser. 06-C7, Class XCL, IO, 0.651s, 2038			2,435,446	31,695
Ser. 06-C7, Class XW, IO, 0.651s, 2038			1,328,494	17,289
Ser. 07-C2, Class XCL, IO, 0.539s, 2040			5,119,343	71,051
Ser. 05-C2, Class XCL, IO, 0.346s, 2040			3,404,254	5,777

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.839s, 2050			344,859	345,338

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 5.552s, 2049			96,748	5,273

ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.272s, 2049			50,382	50,288

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			112,091	112,796
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049(F)			117,968	118,091
FRB Ser. 07-HQ12, Class A2FX, 5.592s, 2049			803,658	806,792
Ser. 07-HQ11, Class C, 5.558s, 2044			477,000	480,673

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6s, 2039			240,233	229,422
FRB Ser. 05-HQ5, Class X1, IO, 0.283s, 2042(F)			50,431,428	127,582

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			642,091	642,849

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.864s, 2045			5,352,494	577,834

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C24, Class AJ, 5.658s, 2045			659,000	677,254
Ser. 07-C34, IO, 0.333s, 2046			1,824,382	22,075

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C16, Class G, 5.518s, 2041			770,000	780,073

WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C, 4.646s, 2047			1,380,000	1,424,850
Ser. 13-C14, Class XA, IO, 0.924s, 2046			10,820,531	610,927

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044			2,706,000	2,873,772
FRB Ser. 11-C4, Class E, 5.245s, 2044			794,000	832,447
Ser. 12-C10, Class XA, IO, 1.809s, 2045			5,850,363	608,204
Ser. 13-C12, Class XA, IO, 1.506s, 2048			4,859,837	416,697

				44,327,914
Residential mortgage-backed securities (non-agency) (4.4%)

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 8.22s, 2036			550,000	557,425
FRB Ser. 12-RR10, Class 9A2, 2.692s, 2035			280,000	261,828
Ser. 13-RR1, Class 1A2, 2.478s, 2035			1,360,000	1,140,360

Barclays Capital, LLC Trust 144A
FRB Ser. 14-RR2, Class 2A1, 3 1/2s, 2036			1,501,048	1,484,161
FRB Ser. 14-RR1, Class 2A2, 2.37s, 2036			1,000,000	841,250

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.027s, 2034			12,634	2,002

Countrywide Alternative Loan Trust
Ser. 05-20CB, Class 3A6, 5 1/2s, 2035			314,309	293,408
FRB Ser. 05-51, Class 1A1, 0.474s, 2035			1,967,772	1,711,962
FRB Ser. 06-OA3, Class 1A1, 0.355s, 2036			896,984	744,497

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.402s, 2036			850,000	690,880

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	121,603	212,405
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	327,000	451,662

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.191s, 2046			$640,564	589,319
FRB Ser. 06-AR4, Class 1A1B, 1.061s, 2046			1,456,425	1,278,013
FRB Ser. 05-AR13, Class A1C3, 0.645s, 2045			3,455,976	3,049,890
FRB Ser. 05-AR9, Class A1C3, 0.635s, 2045			727,895	666,024
FRB Ser. 05-AR2, Class 2A1B, 0.525s, 2045			943,557	870,431

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.321s, 2047			850,000	646,000

				15,491,517

Total mortgage-backed securities (cost $84,947,335)				$89,707,358

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, September 1, 2044			$3,000,000	$3,252,539
4 1/2s, TBA, August 1, 2044			3,000,000	3,258,516
4s, with due dates from December 20, 2042 to March 20, 2044			284,803	301,902
4s, TBA, August 1, 2044			1,000,000	1,059,609

				7,872,566
U.S. Government Agency Mortgage Obligations (16.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021			16,294	17,843
5 1/2s, June 1, 2035			18,297	20,329
5 1/2s, April 1, 2020			6,475	6,983
4 1/2s, May 1, 2044(F)			596,290	645,550
4s, June 1, 2043			181,197	191,219
3 1/2s, with due dates from October 1, 2042 to August 1, 2043(FWC)			2,792,042	2,835,058

Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035			105,357	122,508
6 1/2s, with due dates from September 1, 2036 to November 1, 2037			38,271	42,839
6s, July 1, 2037			1,718	1,929
6s, with due dates from May 1, 2021 to October 1, 2021			56,201	61,424
5 1/2s, with due dates from February 1, 2018 to March 1, 2021			40,436	43,481
5 1/2s, TBA, September 1, 2044			1,000,000	1,107,930
5 1/2s, TBA, August 1, 2044			1,000,000	1,108,906
5s, May 1, 2037			100,805	111,256
5s, with due dates from May 1, 2020 to March 1, 2021			7,088	7,619
4 1/2s, May 1, 2041			959,665	1,034,451
4 1/2s, TBA, September 1, 2044			2,000,000	2,148,359
4 1/2s, TBA, August 1, 2044			2,000,000	2,153,281
4s, with due dates from May 1, 2044 to June 1, 2044			1,000,000	1,051,875
4s, with due dates from May 1, 2019 to September 1, 2020			75,784	80,115
4s, TBA, September 1, 2044			2,000,000	2,096,719
4s, TBA, August 1, 2044			2,000,000	2,102,656
3 1/2s, TBA, September 1, 2044			5,000,000	5,078,516
3 1/2s, TBA, August 1, 2044			8,000,000	8,148,750
3s, February 1, 2043			928,766	911,642
3s, TBA, September 1, 2044			14,000,000	13,677,343
3s, TBA, August 1, 2044			14,000,000	13,713,437

				58,522,018

Total U.S. government and agency mortgage obligations (cost $66,325,106)				$66,394,584

ASSET-BACKED SECURITIES (2.2%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRN Ser. 14-2, Class A, 1-month LIBOR plus 0.90%, 2016			$7,687,000	$7,687,000

Total asset-backed securities (cost $7,687,000)				$7,687,000

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55		$7,000,000	$162,960

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/102.00		8,000,000	103,200

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.91		4,000,000	49,400

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.00		8,000,000	19,520

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/98.91		4,000,000	9,200

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		7,000,000	79,660

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.22		8,000,000	75,760

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		7,000,000	70,630

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		7,000,000	78,890

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		7,000,000	69,720

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		7,000,000	78,050

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		7,000,000	68,880

Total purchased options outstanding (cost $690,625)				$865,870

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.8425/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8425		$9,845,700	$127,699

Credit Suisse International

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		23,518,000	59,736

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		23,518,000	54,327

(2.745)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.745		11,759,000	42,920

(2.97)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.97		11,759,000	10,936

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		23,518,000	7,055

2.55375/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55375		11,759,000	6,585

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		11,759,000	6,115

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		23,518,000	5,644

Goldman Sachs International

(2.72)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.72		10,000,000	74,000

(2.7175)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7175		10,000,000	72,100

Total purchased swap options outstanding (cost $702,175)				$467,117

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$100,000	$142,582

IL State G.O. Bonds, 4.421s, 1/1/15			45,000	45,644

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			95,000	131,870

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			115,000	129,490

Total municipal bonds and notes (cost $355,661)				$449,586

SHORT-TERM INVESTMENTS (11.7%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.05%(AFF)		Shares	33,380,272	$33,380,272

SSgA Prime Money Market Fund 0.01%(P)		Shares	259,000	259,000

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEGSF)(SEGCCS)			$2,337,000	2,334,399

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEG)(SEGSF)(SEGCCS)			2,938,000	2,937,683

U.S. Treasury Bills with an effective yield of 0.03%, November 28, 2014(SEGSF)			110,000	109,985

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.12%, August 21, 2014(SEG)(SEGCCS)			1,818,000	1,817,878

Total short-term investments (cost $40,839,308)				$40,839,217

TOTAL INVESTMENTS

Total investments (cost $395,080,828)(b)				$410,412,323

FORWARD CURRENCY CONTRACTS at 7/31/14 (aggregate face value $146,169,805) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/15/14	$1,534,986	$1,564,057	$29,071
	British Pound	Buy	9/17/14	345,303	348,771	(3,468)
	Canadian Dollar	Buy	10/15/14	281,064	287,371	(6,307)
	Euro	Sell	9/17/14	1,744,490	1,773,461	28,971
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	1,145,668	1,161,284	(15,616)
	British Pound	Buy	9/17/14	177,714	205,784	(28,070)
	Canadian Dollar	Sell	10/15/14	1,087,543	1,112,700	25,157
	Chinese Yuan (Offshore)	Buy	8/20/14	871,248	871,247	1
	Czech Koruna	Buy	9/17/14	141,427	144,519	(3,092)
	Euro	Buy	9/17/14	1,051,703	1,135,153	(83,450)
	Japanese Yen	Buy	8/20/14	3,028,495	3,053,950	(25,455)
	Mexican Peso	Sell	10/15/14	43,811	42,180	(1,631)
	Norwegian Krone	Buy	9/17/14	1,602,169	1,678,554	(76,385)
	Polish Zloty	Sell	9/17/14	1,307,164	1,331,275	24,111
	Singapore Dollar	Buy	8/20/14	28,377	34,331	(5,954)
	South African Rand	Buy	10/15/14	160,874	170,574	(9,700)
	South Korean Won	Buy	8/20/14	1,104,012	1,104,068	(56)
	Swedish Krona	Sell	9/17/14	1,273,870	1,312,314	38,444
	Swiss Franc	Buy	9/17/14	741,459	751,172	(9,713)
	Turkish Lira	Buy	9/17/14	355,965	358,260	(2,295)
Citibank, N.A.
	Australian Dollar	Sell	10/15/14	120,957	131,551	10,594
	Brazilian Real	Sell	10/2/14	373,269	376,870	3,601
	Chilean Peso	Buy	10/15/14	514,237	519,524	(5,287)
	Chilean Peso	Sell	10/15/14	514,237	527,077	12,840
	Danish Krone	Buy	9/17/14	533,017	540,350	(7,333)
	Euro	Sell	9/17/14	21,527,164	21,872,938	345,774
	Japanese Yen	Buy	8/20/14	4,642,643	4,661,762	(19,119)
	New Zealand Dollar	Sell	10/15/14	118,860	104,803	(14,057)
	Norwegian Krone	Buy	9/17/14	849,884	898,905	(49,021)
	Swiss Franc	Sell	9/17/14	494,122	498,828	4,706
	Thai Baht	Buy	8/20/14	356,997	355,340	1,657
Credit Suisse International
	Australian Dollar	Buy	10/15/14	163,865	156,988	6,877
	British Pound	Sell	9/17/14	997,766	981,868	(15,898)
	Canadian Dollar	Sell	10/15/14	45,318	38,051	(7,267)
	Euro	Sell	9/17/14	2,094,433	2,111,752	17,319
	Indian Rupee	Buy	8/20/14	4,584	3,903	681
	Japanese Yen	Sell	8/20/14	6,337,258	6,335,559	(1,699)
	Mexican Peso	Sell	10/15/14	507,329	515,608	8,279
	New Zealand Dollar	Buy	10/15/14	449,545	489,195	(39,650)
	Norwegian Krone	Buy	9/17/14	1,323,062	1,364,472	(41,410)
	Singapore Dollar	Buy	8/20/14	400,241	403,893	(3,652)
	South African Rand	Sell	10/15/14	1,071,932	1,070,769	(1,163)
	South Korean Won	Buy	8/20/14	1,844,697	1,839,237	5,460
	Swedish Krona	Sell	9/17/14	723,252	737,641	14,389
	Swiss Franc	Sell	9/17/14	1,977,371	1,999,450	22,079
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	668,036	674,622	(6,586)
	British Pound	Buy	9/17/14	832,541	826,068	6,473
	Czech Koruna	Buy	9/17/14	8,984	11,398	(2,414)
	Euro	Sell	9/17/14	1,024,382	1,033,401	9,019
	Japanese Yen	Sell	8/20/14	635,012	641,067	6,055
	New Zealand Dollar	Buy	10/15/14	1,023,182	1,059,910	(36,728)
	Norwegian Krone	Buy	9/17/14	1,771,034	1,831,137	(60,103)
	Polish Zloty	Buy	9/17/14	490,414	500,404	(9,990)
	Swedish Krona	Sell	9/17/14	1,822,560	1,868,540	45,980
Goldman Sachs International
	Australian Dollar	Sell	10/15/14	202,057	205,761	3,704
	British Pound	Buy	9/17/14	1,819,337	1,804,955	14,382
	Canadian Dollar	Sell	10/15/14	27,374	13,642	(13,732)
	Euro	Sell	9/17/14	20,241,229	20,569,355	328,126
	Japanese Yen	Sell	8/20/14	848,904	847,309	(1,595)
	Norwegian Krone	Buy	9/17/14	1,670,893	1,719,757	(48,864)
	Swedish Krona	Sell	9/17/14	782,851	837,672	54,821
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	860,014	868,155	(8,141)
	British Pound	Buy	9/17/14	596,263	591,565	4,698
	Canadian Dollar	Buy	10/15/14	132,658	135,661	(3,003)
	Euro	Sell	9/17/14	1,456,554	1,457,033	479
	Indonesian Rupiah	Buy	8/20/14	1,019,003	1,013,268	5,735
	Indonesian Rupiah	Sell	8/20/14	1,019,003	1,000,878	(18,125)
	Japanese Yen	Buy	8/20/14	5,280,511	5,287,462	(6,951)
	Swedish Krona	Sell	9/17/14	828,274	858,643	30,369
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	1,225,843	1,235,912	(10,069)
	Brazilian Real	Buy	10/2/14	155,290	151,780	3,510
	British Pound	Buy	9/17/14	2,184,892	2,173,118	11,774
	Canadian Dollar	Sell	10/15/14	49,255	43,034	(6,221)
	Euro	Buy	9/17/14	511,722	530,560	(18,838)
	Hungarian Forint	Sell	9/17/14	626,515	651,069	24,554
	Indian Rupee	Sell	8/20/14	77,090	79,096	2,006
	Japanese Yen	Buy	8/20/14	109,725	111,060	(1,335)
	Malaysian Ringgit	Buy	8/20/14	321,865	316,528	5,337
	Mexican Peso	Sell	10/15/14	1,380,199	1,404,700	24,501
	New Taiwan Dollar	Sell	8/20/14	810,453	810,113	(340)
	New Zealand Dollar	Sell	10/15/14	666,262	687,534	21,272
	Norwegian Krone	Buy	9/17/14	919,070	1,007,496	(88,426)
	Russian Ruble	Buy	9/17/14	245,453	247,784	(2,331)
	South Korean Won	Sell	8/20/14	1,028,105	1,026,810	(1,295)
	Swedish Krona	Buy	9/17/14	33,597	16,836	16,761
	Swiss Franc	Sell	9/17/14	1,864,216	1,874,303	10,087
	Thai Baht	Buy	8/20/14	12,476	12,335	141
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/15/14	853,263	864,791	(11,528)
	Brazilian Real	Sell	10/2/14	93,469	95,608	2,139
	British Pound	Buy	9/17/14	1,743,559	1,749,205	(5,646)
	Canadian Dollar	Sell	10/15/14	372,890	376,279	3,389
	Chilean Peso	Buy	10/15/14	39,944	39,834	110
	Chilean Peso	Sell	10/15/14	39,944	41,137	1,193
	Euro	Sell	9/17/14	1,969,482	2,007,570	38,088
	Israeli Shekel	Buy	10/15/14	161,111	160,957	154
	Japanese Yen	Sell	8/20/14	621,485	623,748	2,263
	Mexican Peso	Buy	10/15/14	502,092	509,086	(6,994)
	New Taiwan Dollar	Buy	8/20/14	47,021	46,526	495
	New Zealand Dollar	Sell	10/15/14	697,643	706,702	9,059
	Norwegian Krone	Buy	9/17/14	1,616,162	1,684,247	(68,085)
	Singapore Dollar	Buy	8/20/14	180,602	191,789	(11,187)
	Swedish Krona	Sell	9/17/14	614,288	624,456	10,168
	Swiss Franc	Sell	9/17/14	862,651	871,688	9,037
UBS AG
	British Pound	Buy	9/17/14	1,171,430	1,161,758	9,672
	Japanese Yen	Sell	8/20/14	605,543	610,609	5,066
	Singapore Dollar	Sell	8/20/14	256,673	256,124	(549)
WestPac Banking Corp.
	Australian Dollar	Buy	10/15/14	852,429	855,150	(2,721)
	British Pound	Buy	9/17/14	1,689,215	1,688,617	598
	Canadian Dollar	Sell	10/15/14	2,929,747	2,995,423	65,676
	Euro	Buy	9/17/14	2,638,430	2,712,436	(74,006)
	Japanese Yen	Sell	8/20/14	192,136	201,402	9,266
	New Zealand Dollar	Buy	10/15/14	77,188	79,573	(2,385)

Total						$391,232

FUTURES CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	8	$898,775	Sep-14	$18,927
Canadian Government Bond 10 yr (Long)	11	1,381,116	Sep-14	20,843
Euro-Bobl 5 yr (Short)	27	4,641,135	Sep-14	(36,961)
Euro-Bund 10 yr (Short)	81	16,051,449	Sep-14	(340,823)
Euro-Buxl 30 yr (Short)	11	2,022,957	Sep-14	(84,582)
Euro-Schatz 2 yr (Long)	80	11,854,343	Sep-14	6,717
Japanese Government Bond 10 yr (Long)	21	29,789,724	Sep-14	106,650
Japanese Government Bond 10 yr (Short)	13	18,441,258	Sep-14	(108,743)
Japanese Government Bond 10 yr Mini (Long)	26	3,688,504	Sep-14	21,889
U.K. Gilt 10 yr (Long)	46	8,595,605	Sep-14	42,978
U.S. Treasury Bond 30 yr (Short)	177	24,320,906	Sep-14	(122,782)
U.S. Treasury Bond Ultra 30 yr (Long)	26	3,921,938	Sep-14	47,279
U.S. Treasury Note 2 yr (Long)	64	14,043,000	Sep-14	(19,122)
U.S. Treasury Note 5 yr (Short)	16	1,901,375	Sep-14	1,095
U.S. Treasury Note 10 yr (Short)	342	42,616,406	Sep-14	175,801

Total				$(270,834)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/14 (premiums $1,582,048) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.6425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.6425	$9,845,700	$34,558
(2.7425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7425	9,845,700	72,366
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	11,826,600	87,517
Credit Suisse International

(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	5,879,500	13,170
(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	5,879,500	13,170
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	11,759,000	19,755
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	11,759,000	21,637
2.6475/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	5,879,500	49,799
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	11,759,000	82,901
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	11,759,000	85,723
Goldman Sachs International

2.9175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.9175	10,000,000	15,200
2.92/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.92	10,000,000	16,400
2.8175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8175	10,000,000	35,400
2.82/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.82	10,000,000	37,100
JPMorgan Chase Bank N.A.

(2.515)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.515	14,235,200	9,538
(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	5,913,300	44,646
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	3,723,000	647,876

Total			$1,286,756

WRITTEN OPTIONS OUTSTANDING at 7/31/14 (premiums $618,438) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$7,000,000	$93,170
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	7,000,000	29,890
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.00	8,000,000	62,880
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.00	8,000,000	35,920
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.91	4,000,000	29,880
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.91	4,000,000	17,000
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	7,000,000	47,320
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	7,000,000	40,880
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	8,000,000	35,200
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	7,000,000	25,480
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	7,000,000	21,490
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	8,000,000	13,840
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	7,000,000	46,270
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	7,000,000	39,830
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	7,000,000	24,500
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	7,000,000	20,580
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	7,000,000	45,290
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	7,000,000	38,850
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	7,000,000	23,520
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	7,000,000	19,600

Total			$711,390

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation

Citibank, N.A.

(3.60)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.60	$2,495,000	$(24,950)	$(24,950)
(3.20)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.20	2,495,000	24,014	23,503
JPMorgan Chase Bank N.A.

(2.95)/3 month USD-LIBOR-BBA/Sep-24 (Purchased)	Sep-14/2.95	11,759,000	(9,407)	3,880
(3.6275)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.6275	2,495,000	(26,197)	(26,197)
(3.2275)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.2275	2,495,000	24,825	19,411

Total			$(11,715)	$(4,353)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/14 (proceeds receivable $31,565,000) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, August 1, 2044	$1,000,000	8/12/14	$1,108,906
Federal National Mortgage Association, 4 1/2s, August 1, 2044	2,000,000	8/12/14	2,153,281
Federal National Mortgage Association, 4s, August 1, 2044	2,000,000	8/12/14	2,102,656
Federal National Mortgage Association, 3 1/2s, August 1, 2044	8,000,000	8/12/14	8,148,750
Federal National Mortgage Association, 3s, August 1, 2044	14,000,000	8/12/14	13,713,438
Government National Mortgage Association, 4 1/2s, August 1, 2044	3,000,000	8/21/14	3,258,516
Government National Mortgage Association, 4s, August 1, 2044	1,000,000	8/21/14	1,059,609

Total			$31,545,156

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	4,270,000		$—	6/23/24	2.7425%	3 month CAD-BA-CDOR	$(58,262)
	MYR	5,495,000		—	3/19/19	4.0275%	3 month MYR-KLIBOR-BNM	104
	Citibank, N.A.
	AUD	4,597,000	(E)	—	7/30/24	4.55%	6 month AUD-BBR-BBSW	6,536
	AUD	4,597,000	(E)	—	7/31/24	4.5175%	6 month AUD-BBR-BBSW	11,962
	Credit Suisse International
	AUD	795,000		—	10/10/23	6 month AUD-BBR-BBSW	4.49%	43,876
	Deutsche Bank AG
	MYR	5,495,000		—	3/19/19	4.035%	3 month MYR-KLIBOR-BNM	(456)
	PLN	5,586,000		—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(133,789)
	PLN	2,785,000		—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(68,326)
	PLN	2,458,000		—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(54,355)
	PLN	27,672,000		—	7/14/16	6 month PLN-WIBOR-WIBO	2.48%	(9,179)
	Goldman Sachs International
	CAD	1,548,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	(10,337)
	CHF	938,000		—	2/24/24	6 month CHF-LIBOR-BBA	1.36%	46,358
	EUR	26,303,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(10,442)
	EUR	26,303,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(83,529)
	EUR	26,303,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(10,354)
	EUR	26,303,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(85,308)
	EUR	26,303,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(19,126)
	EUR	26,303,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(74,426)
	JPY	1,370,000,000		—	9/15/14	0.361%	6 month JPY-LIBOR-BBA	(11,172)
	JPY	411,000,000		—	9/15/41	6 month JPY-LIBOR-BBA	1.768%	136,419
	KRW	8,034,000,000		—	11/18/18	3 month KRW-CD-KSDA-BLOOMBERG	3.105%	153,585
	JPMorgan Chase Bank N.A.
	CAD	3,500,000		—	9/21/14	1.21561%	3 month CAD-BA-CDOR	898
	CAD	1,100,000		—	9/21/41	3 month CAD-BA-CDOR	2.78311%	(67,568)
	CAD	2,887,000		—	10/9/23	3 month CAD-BA-CDOR	3.055%	135,274
	CAD	669,000		—	2/6/24	3 month CAD-BA-CDOR	2.855%	20,807
	JPY	901,000,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	45,569
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	96,996
	MXN	14,163,000		—	5/3/24	1 month MXN-TIIE-BANXICO	6.25%	8,867

	Total			$—	$10,622
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)
		$39,440,000	(E)	$191,866	9/17/16	3 month USD-LIBOR-BBA	1.00%	$55,364
		15,328,000	(E)	(203,294)	9/17/19	3 month USD-LIBOR-BBA	2.25%	11,421
		16,310,000	(E)	637,561	9/17/24	3 month USD-LIBOR-BBA	3.25%	(116,532)
		10,477,000	(E)	1,070,770	9/17/44	3 month USD-LIBOR-BBA	4.00%	(372,552)
		34,000,000		282,551	6/18/21	3 month USD-LIBOR-BBA	2.50%	(291,446)
		11,020,000	(E)	4,491	6/15/19	3 month USD-LIBOR-BBA	2.64%	(3,179)
		80,000	(E)	(713)	9/17/19	3 month USD-LIBOR-BBA	2.15%	21
		42,300,000	(E)	(15,560)	12/16/17	3 month USD-LIBOR-BBA	1.835%	109,394
		32,318,000	(E)	(179)	12/16/17	3 month USD-LIBOR-BBA	1.897%	56,022
		16,207,000	(E)	(90)	12/16/17	3 month USD-LIBOR-BBA	1.86625%	37,867
		6,045,000	(E)	7,497	9/17/16	3 month USD-LIBOR-BBA	0.90%	(1,371)
		21,415,000	(E)	(119)	12/16/17	3 month USD-LIBOR-BBA	1.905%	33,781
		5,212,000	(E)	(29)	12/16/17	3 month USD-LIBOR-BBA	1.8625%	12,558
		35,508,000	(E)	(50,505)	12/16/17	3 month USD-LIBOR-BBA	1.882%	21,683
	EUR	24,490,000	(E)	(276,601)	9/17/16	6 month EUR-EURIBOR-REUTERS	0.75%	(12,713)
	EUR	6,450,000	(E)	(347,675)	9/17/19	1.50%	6 month EUR-EURIBOR-REUTERS	5,710
	EUR	1,655,000	(E)	175,394	9/17/24	6 month EUR-EURIBOR-REUTERS	2.25%	(5,493)
	EUR	2,432,000	(E)	(491,854)	9/17/44	6 month EUR-EURIBOR-REUTERS	2.75%	15,660
	EUR	5,320,000		(96)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.609%	181,055
	EUR	5,320,000		(52)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.622%	190,039
	EUR	1,338,000	(E)	(154,236)	9/17/34	6 month EUR-EURIBOR-REUTERS	2.75%	78,658
	EUR	22,858,000	(E)	(2,127,730)	9/17/21	6 month EUR-EURIBOR-REUTERS	2.00%	13,393
	GBP	4,000	(E)	(6)	9/17/16	6 month GBP-LIBOR-BBA	1.50%	1
	GBP	2,000	(E)	16	9/17/19	6 month GBP-LIBOR-BBA	2.25%	17
	GBP	449,000	(E)	(9)	7/29/24	6 month GBP-LIBOR-BBA	3.2575%	(2,775)
	GBP	423,000	(E)	(8)	7/29/24	6 month GBP-LIBOR-BBA	3.25%	(2,840)
	GBP	1,680,000	(E)	(32)	7/29/24	6 month GBP-LIBOR-BBA	3.256%	(10,563)
	GBP	808,000	(E)	(15)	7/29/24	6 month GBP-LIBOR-BBA	3.285%	(3,411)
	JPY	18,345,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	5,771
	JPY	35,921,000		(12)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	10,962
	JPY	996,900,000		(39)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	38,818
	JPY	218,100,000		(38)	3/14/44	6 month JPY-LIBOR-BBA	1.795%	(67,098)
	JPY	17,784,000		(3)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	5,654
	JPY	97,000,000		(34)	9/2/43	1.87875%	6 month JPY-LIBOR-BBA	(52,624)
	JPY	328,100,000		(59)	11/19/43	1.75625%	6 month JPY-LIBOR-BBA	(64,574)
		$7,117,600		(50,986)	7/2/24	2.6025%	3 month USD-LIBOR-BBA	(13,889)

	Total			$(1,349,834)	$(137,211)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$632,541		$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(259)
		1,117,069		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	535
		1,768,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	895
		2,298,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,163
	Barclays Bank PLC
		119,753		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(144)
		208,922		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(216)
		6,840,978		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,801)
		8,520,412		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(12,930)
		5,122		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	25
		130,988		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(199)
		561,695		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,087)
		73,182		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(88)
		1,120,427		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,168)
		3,030,424		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(4,599)
		608,474		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(923)
		104,935		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(126)
		340,208		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(410)
		246,764		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(297)
		1,905,350		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,971)
		97,621		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(117)
		1,117,069		—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(535)
		315,020		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,822
		157,510		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	911
		157,510		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	911
		316,113		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,829
		820,893		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	4,749
		316,113		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,829
		1,226,391		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(502)
		886,317		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	4,260
		287,642		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(437)
		374,564		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,800
		488,401		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,429
		631,042		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,651
		827,968		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,521)
		2,350,000		—	3/20/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	24,652
		1,831,000		—	3/21/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	19,227
	Citibank, N.A.
		224,361		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(340)
		2,363,000		—	3/27/24	(2.4825%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	29,278
	EUR	4,580,000		—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(55,995)
	EUR	2,380,000		—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	45,159
	Credit Suisse International
		$1,002,306		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(844)
		604,049		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,109)
	EUR	1,340,000		—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(12,307)
	EUR	4,580,000		—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(52,007)
	EUR	2,380,000		—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	41,813
	EUR	1,340,000		—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(12,424)
	GBP	1,130,000		—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	10,336
	GBP	1,130,000		—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	9,476
	Goldman Sachs International
		$205,542		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,097
		34,777		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	173
		518,663		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(537)
		518,663		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(537)
		1,719,467		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(704)
		667,447		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(64)
		49,963		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(104)
		59,938		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(125)
		1,132,085		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,360)
		1,464,692		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,516)
		771,274		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(798)
		707,000		—	7/14/44	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(6,773)
		4,066,000	(E)	—	6/19/24	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	8,128
		484,000		—	7/29/44	(2.7975%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,072)

	Total			$—	$32,202
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$10,317	$181,000	5/11/63	300 bp	$10,857
	CMBX NA BBB- Index	BBB-/P	10,865	176,000	5/11/63	300 bp	11,390
	CMBX NA BBB- Index	BBB-/P	5,303	88,000	5/11/63	300 bp	5,566
	CMBX NA BBB- Index	BBB-/P	2,666	39,000	5/11/63	300 bp	2,782
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	13,528	122,000	5/11/63	300 bp	13,889
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	12,926	315,000	5/11/63	300 bp	13,867
	CMBX NA BBB- Index	BBB-/P	19,849	259,000	5/11/63	300 bp	20,618
	CMBX NA BBB- Index	BBB-/P	13,039	179,000	5/11/63	300 bp	13,573
	CMBX NA BBB- Index	BBB-/P	2,397	156,000	5/11/63	300 bp	2,862
	CMBX NA BBB- Index	BBB-/P	4,625	152,000	5/11/63	300 bp	5,078
	CMBX NA BBB- Index	BBB-/P	2,678	152,000	5/11/63	300 bp	3,132
	CMBX NA BBB- Index	BBB-/P	11,968	150,000	5/11/63	300 bp	12,416
	CMBX NA BBB- Index	BBB-/P	9,867	150,000	5/11/63	300 bp	10,315
	CMBX NA BBB- Index	BBB-/P	11,537	149,000	5/11/63	300 bp	11,981
	CMBX NA BBB- Index	BBB-/P	15,705	139,000	5/11/63	300 bp	16,120
	CMBX NA BBB- Index	BBB-/P	1,382	119,000	5/11/63	300 bp	1,737
	CMBX NA BBB- Index	BBB-/P	8,994	113,000	5/11/63	300 bp	9,332
	CMBX NA BBB- Index	BBB-/P	690	89,000	5/11/63	300 bp	956
	CMBX NA BB Index	—	(846)	162,000	5/11/63	(500 bp)	(939)
	CMBX NA BB Index	—	(2,096)	120,000	5/11/63	(500 bp)	(2,164)
	CMBX NA BB Index	—	2,826	107,000	5/11/63	(500 bp)	2,764
	CMBX NA BB Index	—	1,624	105,000	5/11/63	(500 bp)	1,564
	CMBX NA BB Index	—	941	91,000	5/11/63	(500 bp)	889
	CMBX NA BB Index	—	(415)	54,000	5/11/63	(500 bp)	(446)
	CMBX NA BB Index	—	(517)	54,000	5/11/63	(500 bp)	(548)
	CMBX NA BB Index	—	(493)	54,000	5/11/63	(500 bp)	(523)
	CMBX NA BB Index	—	1,060	53,000	5/11/63	(500 bp)	1,030
	CMBX NA BB Index	—	(2,308)	119,000	5/11/63	(500 bp)	(2,376)
	CMBX NA BBB- Index	BBB-/P	(4,569)	236,000	5/11/63	300 bp	(3,865)
	CMBX NA BBB- Index	BBB-/P	(2,114)	117,000	5/11/63	300 bp	(1,765)
	CMBX NA BBB- Index	BBB-/P	81	116,000	5/11/63	300 bp	427
	CMBX NA BBB- Index	BBB-/P	402	116,000	5/11/63	300 bp	748
	CMBX NA BBB- Index	BBB-/P	2,617	110,000	5/11/63	300 bp	2,946
	CMBX NA BBB- Index	BBB-/P	(369)	109,000	5/11/63	300 bp	(107)
	CMBX NA BBB- Index	BBB-/P	(525)	55,000	5/11/63	300 bp	(393)
	CMBX NA BBB- Index	BBB-/P	48	1,000	5/11/63	300 bp	51
	CMBX NA BBB- Index	—	(7,683)	136,000	1/17/47	(300 bp)	(5,695)
	CMBX NA BBB- Index	—	(6,289)	134,000	1/17/47	(300 bp)	(4,330)
	Goldman Sachs International
	CMBX NA BB Index	—	(519)	54,000	5/11/63	(500 bp)	(550)
	CMBX NA BB Index	—	1,198	53,000	5/11/63	(500 bp)	1,168
	CMBX NA BBB- Index	BBB-/P	(1,950)	117,000	5/11/63	300 bp	(1,600)
	CMBX NA BBB- Index	BBB-/P	(600)	55,000	5/11/63	300 bp	(468)

	Total		$137,840	$152,289

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $348,902,680.
(b)	The aggregate identified cost on a tax basis is $396,059,609, resulting in gross unrealized appreciation and depreciation of $20,218,752 and $5,866,038, respectively, or net unrealized appreciation of $14,352,714.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$3,129,550	$120,852,677	$90,601,955	$10,882	$33,380,272

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $178,551,934 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.5%
	Italy	5.6
	Japan	4.6
	Germany	3.3
	France	3.0
	United Kingdom	2.8
	Greece	2.0
	Belgium	1.7
	Spain	1.6
	Argentina	1.5
	Luxembourg	1.2
	Mexico	1.0
	Netherlands	0.8
	Canada	0.8
	Russia	0.8
	Austria	0.8
	South Africa	0.7
	Poland	0.6
	Ireland	0.5
	Supra-Nation	0.5
	Brazil	0.5
	Other	2.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to hedge market risk.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $282,420 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $964,504 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,060,690 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$7,687,000	$—
Corporate bonds and notes	—	97,011,355	—
Foreign government and agency bonds and notes	—	106,990,236	—
Mortgage-backed securities	—	89,707,358	—
Municipal bonds and notes	—	449,586	—
Purchased options outstanding	—	865,870	—
Purchased swap options outstanding	—	467,117	—
U.S. government and agency mortgage obligations	—	66,394,584	—
Short-term investments	33,639,272	7,199,945	—

Totals by level	$33,639,272	$376,773,051	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$391,232	$—
Futures contracts	(270,834)	—	—
Written options outstanding	—	(711,390)	—
Written swap options outstanding	—	(1,286,756)	—
Forward premium swap option contracts	—	(4,353)	—
TBA sale commitments	—	(31,545,156)	—
Interest rate swap contracts	—	1,223,245	—
Total return swap contracts	—	32,202	—
Credit default contracts	—	14,449	—

Totals by level	$(270,834)	$(31,886,527)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$15,035	$586
Foreign exchange contracts	1,396,168	1,004,936
Interest rate contracts	7,267,011	6,951,910

Total	$8,678,214	$7,957,432

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$36,900,000
Purchased swap option contracts (contract amount)		$142,700,000
Written TBA commitment option contracts (contract amount)		$65,400,000
Written swap option contracts (contract amount)		$120,400,000
Futures contracts (number of contracts)		1,000
Forward currency contracts (contract amount)		$364,200,000
OTC interest rate swap contracts (notional)		$397,100,000
Centrally cleared interest rate swap contracts (notional)		$605,700,000
OTC total return swap contracts (notional)		$111,400,000
OTC credit default contracts (notional)		$4,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$104	$—	$—	$18,498	$43,876	$—	$336,362	$—	$308,411	$—	$—	$—	$—	$707,251
	Centrally cleared interest rate swap contracts§	—	—	560,423	—	—	—	—	—	—	—	—	—	—	560,423
	OTC Total return swap contracts*#	2,593	68,095	—	74,437	61,625	—	9,398	—	—	—	—	—	—	216,148
	OTC Credit default contracts*#	1,444	361	—	—	12,748	—	482	—	—	—	—	—	—	15,035
	Futures contracts§	—	—	—	—	—	—	—	—	—	64,557	—	—	—	64,557
	Forward currency contracts#	58,042	87,713	—	379,172	75,084	67,527	401,033	41,281	119,943	—	76,095	14,738	75,540	1,396,168
	Forward premium swap option contracts#	—	—	—	23,503	—	—	—	—	23,291	—	—	—	—	46,794
	Purchased swap options#	127,699	—	—	—	193,318	—	146,100	—	—	—	—	—	—	467,117
	Purchased options#	—	—	—	—	—	—	—	—	865,870	—	—	—	—	865,870

	Total Assets	$189,882	$156,169	$560,423	$495,610	$386,651	$67,527	$893,375	$41,281	$1,317,515	$64,557	$76,095	$14,738	$75,540	$4,339,363

	Liabilities:
	OTC Interest rate swap contracts*#	$58,262	$—	$—	$—	$—	$266,105	$304,694	$—	$67,568	$—	$—	$—	$—	$696,629
	Centrally cleared interest rate swap contracts§	—	—	384,486	—	—	—	—	—	—	—	—	—	—	384,486
	OTC Total return swap contracts*#	259	33,071	—	56,335	78,691	—	15,590	—	—	—	—	—	—	183,946
	OTC Credit default contracts*#	—	—	—	—	525	—	61	—	—	—	—	—	—	586
	Futures contracts§	—	—	—	—	—	—	—	—	—	44,636	—	—	—	44,636
	Forward currency contracts#	9,775	261,417	—	94,817	110,739	115,821	64,191	36,220	128,855	—	103,440	549	79,112	1,004,936
	Forward premium swap option contracts#	—	—	—	24,950	—	—	—	—	26,197	—	—	—	—	51,147
	Written swap options#	194,441	—	—	—	286,155	—	104,100	—	702,060	—	—	—	—	1,286,756
	Written options#	—	—	—	—	—	—	—	—	711,390	—	—	—	—	711,390

	Total Liabilities	$262,737	$294,488	$384,486	$176,102	$476,110	$381,926	$488,636	$36,220	$1,636,070	$44,636	$103,440	$549	$79,112	$4,364,512

	Total Financial and Derivative Net Assets	$(72,855)	$(138,319)	$175,937	$319,508	$(89,459)	$(314,399)	$404,739	$5,061	$(318,555)	$19,921	$(27,345)	$14,189	$(3,572)	$(25,149)
	Total collateral received (pledged)##†	$(72,855)	$(110,878)	$—	$259,000	$(89,459)	$(219,978)	$282,420	$—	$(318,555)	$—	$—	$—	$—
	Net amount	$—	$(27,441)	$175,937	$60,508	$—	$(94,421)	$122,319	$5,061	$—	$19,921	$(27,345)	$14,189	$(3,572)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized.Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014